Debt - Summarizes Deferred Financing Activity (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Beginning Balance	$ 15	$ 18	$ 23
Amortization	(3)	(4)	(5)
Write-off of unamortized deferred financing costs	8			1
Deferred financing costs	15	1
Ending balance	$ 19	$ 15	$ 18	$ 23